SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregation Of Revenue By Operating Segments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues	¥ 531,508	$ 77,305	¥ 443,924	¥ 412,016
Others [Member]
Revenues	6,374		11,170
BetterSchool [Member]
Revenues	324,610		287,804	270,577
BetterSchool [Member] | Tutoring [Member]
Revenues	46,820		55,371	47,985
BetterSchool [Member] | K12 Schools [Member]
Revenues	277,790		232,433	222,592
BetterJob [Member] | Career Enhancement [Member]
Revenues	¥ 200,524		¥ 144,950	¥ 141,439